Nationwide Life Insurance Company: • Nationwide Variable Account

Prospectus supplement dated October 3, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.  Your prospectus offers the following underlying mutual funds as investment options under your contract.  Effective October 3, 2008, these investment options have changed names as indicated below.

OLD NAME	NEW NAME
Lehman Brothers Short Duration Bond Fund – Investor Class	Neuberger Berman Short Duration Bond Fund Investor Class